Note 2. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
2. Stockholders' Equity

2. Stockholders' Equity

Common Stock

Recent Issuances of Common Stock - for the Period Ended March 31, 2015:

Stock Issued for cash: In February of 2015, we sold 800,000 shares to one investor for the offering price of $0.05 per share that resulted in total proceeds of $40,000. During 2015 the first quarter of 2015, we also received $50,000 through a placement of common stock units. Those units were sold at $0.15 per unit. Each unit consisted of one share of common stock and one warrant to purchase common stock. On February 16, 2015, we issued 500,000 shares for consulting services valued at $500 based on the fair market value of the stock on the date of issuance. These shares were subsequently cancelled in April 2015.

Historical Activity in 2014:

Stock Issued upon conversion of debt: On July 1, 2014 we issued 179,300 shares of our common stock in settlement of $1,500 in convertible note payable plus associated accrued interest of $293. The conversion occurred within the terms of the promissory note and no gain or loss resulted. On February 28, 2014 we issued 13,084,000 shares of our common stock in settlement of $114,414 in convertible note payable plus associated accrued interest of $16,435. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

Stock Issued for Services: During the interim period ended September 30, 2014 we issued 300,000 shares of our common stock to an unrelated party as payment for services. We also issued 400,000 shares to two former officers and directors of the company as part of a severance agreement. The shares were valued at the closing price as of the date of the agreements ($0.25 and $0.28, respectively) and resulted in full recognition of $187,000 in consulting services expense. During the interim periods ended on or before June 30, 2014 we issued 9,208,600 shares of our common stock to seven unrelated parties as payment for services. The shares were valued at the closing price as of the date of the agreement ($0.05) and resulted in full recognition of $481,430 in consulting services expense. In June we cancelled 3,108,600 of these shares valued at $155,430 resulting in $305,000 in consulting expense through September 30, 2014.

Options Issued for Services: During the interim period ended September 30, 2014 we issued 14,350,000 common stock options. 350,000 of those options valued at $82,640 were granted to former related parties while 14,000,000 options valued at $3,774,496 were granted for services provided by unrelated parties.

The fair value of the options was estimated at the date of grant using the Black-Sholes-Merton pricing model. The Black-Sholes-Merton pricing model assumptions used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.47% to 0.49%; expected volatility of 241%, and warrant term of two years.

Stock Issued for cash: In connection with a private placement of 10,000,000 shares of common stock in March and April of 2014 we sold 4,700,000 shares to six investors for the offering price of $0.005 per share that resulted in total proceeds of $23,500. During 2014 we received $1,164,300 through a placement of common stock units. Those units were sold at $0.09 per unit. Each unit consisted of one share of common stock and one warrant to purchase common stock. We issued 12,936,662 shares through September 30th to 22 investors of this offering. The warrants are exercisable at $0.16 and expire in June, 2015. During 2014 we received $554,200 through a placement of common stock units. Those units were sold at $0.15 per unit. Each unit consisted of one share of common stock and one warrant to purchase common stock. We issued 3,694,666 shares through September 30th to 4 investors of this offering. The warrants are exercisable at $0.16 and expire in June, 2015.

Warrants

In February, 2015 we issued 64,935 warrants for services. The warrants are exercisable at $0.25 and expire February 23, 2016. We used the Black-Scholes-Merton pricing model and inputs described below to estimate the fair value of $10,839. The Black-Sholes-Merton pricing model assumptions used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.10% - 0.11%; expected volatility of 242%, and warrant exercise periods based upon the stated terms.

Note 2. Stockholders' Equity

Transactions in our Common Stock

Stock Issued upon conversion of debt: On February 28, 2014 we issued 13,084,000 shares of our common stock in settlement of $114,414 in convertible note payable plus associated accrued interest of $16,435. The conversion occurred within the terms of the promissory note and no gain or loss resulted. On July 1, 2014 we issued 179,300 shares of our common stock in settlement of $1,500 in convertible note payable plus associated accrued interest of $293. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

On June 19, 2013 we issued 5,162,000 shares of our common stock in settlement of $40,000 due to a former related party plus associated accrued interest of $11,620. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

Stock Issued for services: During the year ended December 31, 2014 we issued 595,416 shares of our common stock to two unrelated parties (400,000 shares) and to the Company's CFO (195,416 shares) as payment for services. We also issued 400,000 shares to two former officers and directors of the company as part of a severance agreement. The shares were valued at the closing price as of the date of the agreements (ranging from $0.25 to $0.28) and resulted in full recognition of $155,716 and $112,000, respectively, in consulting services expense. We also issued 6,000,000 shares of our common stock to six unrelated parties as payment for services. The shares were valued at the closing price as of the date of the agreement ($0.05) and resulted in full recognition of $300,000 in consulting services expense.

On June 3, 2013 we issued 100,000 shares of our common stock as payment for services. The share were valued at the closing price as of the date of the agreement and resulted in recognition of $28,000 in consulting services expense for the year ended December 31, 2013.

Stock Issued for cash: We raised capital through four different private placements of common stock in 2014.

- We sold 4,700,000 shares to six investors for the offering price of $0.005 per share that resulted in total proceeds of $23,500.

- We sold 13,034,585 shares through a placement of common stock. Those shares were sold to nine investors for the offering price of $0.05 per share resulting in proceeds of $651,730. As of December 31, 2014,the proceeds of this offering are carried as subscriptions receivable.

- We sold 12,936,662 common shares through a placement of common stock units. Those units were sold to twenty-two investors for the offering price of $0.09 per share resulting in proceeds of $1,164,300. Each unit consisted of one share of common stock and one warrant to purchase common stock. The warrants are exercisable at $0.16 and expire one year from the date of issuance. The relative fair value of the common stock component and warrants (based on the Black-Scholes option pricing model) was estimated $340,758 and $823,542, respectively. The Black-Sholes-Merton pricing model assumptions used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.10% - 0.11%; expected volatility of 249%, and warrant term of one year.

- We sold 5,857,828 common shares through a placement of common stock units. Those units were sold to fifteen investors for the offering price of $0.15 per share resulting in proceeds of $878,676. Each unit consisted of one share of common stock and one warrant to purchase common stock. The warrants are exercisable at $0.25 and expire one year from the date of issuance. The relative fair value of the common stock component and warrants (based on the Black-Scholes option pricing model) was estimated to be $373,706 and $504,970, respectively. The Black-Sholes-Merton pricing model assumptions used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.10%-.0.11%; expected volatility of 249%, and warrant term of one year.

A summary of the offerings is as follows:

Offering:	Common Stock Subscribed	Proceeds	Warrants	Exercise Price	Term
$0.005 per share	4,700,000	23,500	-	-	-
$0.05 per share	13,034,585	651,730	-	-	-
$0.09 per unit	12,936,662	1,164,300	12,936,662	0.16	1 year
$0.15 per unit	5,857,828	878,676	5,857,828	0.25	1 year

Warrants

Warrants Issued for services: During the year ended December 31, 2014 we issued 14,350,000 common stock warrants. 350,000 of those warrants valued at $82,640 were granted to former related parties while 14,000,000 warrants valued at $3,774,496 were granted for services provided by unrelated parties. The fair value of the warrants was estimated at the date of grant using the Black-Sholes-Merton pricing model. The Black-Sholes-Merton pricing model assumptions used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.47% to 0.49%; expected volatility of 241%, and warrant term of two years. In conjunction with the 2014 unit offerings the Company issued a total of 18,794,490 warrants to purchase up to 18,794,490 shares of common stock at $0.16 - $0.25 per share.

In 2013, the Company recorded $107,074 in expenses related to 600,000 vested warrants previously granted to GUMI Tel Aviv Ltd. The warrants were valued using the Black-Scholes option pricing model. The inputs for the valuation analysis of the warrants include the market value of the Company's common stock were as follows: the estimated volatility of the Company's common stock used in the Black-Scholes option pricing model was 318%, the exercise price and the risk free interest rate used were $0.05 and 0.36%, respectively. All warrants were fully vested at December 31, 2013.

In 2013, we issued one promissory note for $20,000 that was accompanied by 550,000 detachable warrants (the L&L warrants). The warrants were valued using the Black-Scholes option pricing model. The inputs for the valuation analysis of the warrants include the market value of the Company's common stock on the date of grant, the estimated volatility of the Company's common stock (194%), the exercise price of $0.00001 and the risk free interest rate of .11%. On May 9, 2013 all 550,000 L&L warrants were exercised for total cash proceed of $55.